Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Leases [Abstract]
Leases

NOTE 5 — LEASES

Master Lease. Pursuant to the Master Lease, the Tenant has leased the Company’s real estate properties from the Landlord. The Master Lease is accounted for as an operating lease and has an initial lease term of ten years with the potential to extend the term for four additional five-year terms thereafter at the option of the Tenant. The Master Lease provides that any extension of its term must apply to all of the real estate under the Master Lease at the time of the extension. The Master Lease has a triple-net structure, which requires the Tenant to pay substantially all costs associated with the lease, including real estate taxes, insurance, utilities and routine maintenance, in addition to the base rent. Additionally, the Master Lease provides MGP with a right of first offer with respect to MGM National Harbor and MGM’s development property in Springfield, Massachusetts, which MGP may exercise should MGM elect to sell these properties in the future. Pursuant to this right under the Master Lease, MGM notified the Company of its election to sell the real estate assets related to MGM National Harbor, primarily comprising its interest in the underlying ground lease and related buildings and improvements, and offered the Company the right to purchase the MGM National Harbor assets. The Company completed its acquisition of the MGM National Harbor assets from MGM in October 2017 (the “MGM National Harbor Transaction”). See Note 14 for further discussion related to the MGM National Harbor Transaction.

Rent under the Master Lease consists of a “base rent” component and a “percentage rent” component. For the first year, the base rent represented 90% of the initial total rent payments due under the Master Lease, or $585 million, and the percentage rent represented 10% of the initial total rent payments due under the Master Lease, or $65 million. The base rent includes a fixed annual rent escalator of 2.0% for the second through the sixth lease years (as defined in the Master Lease). After the sixth lease year, the annual escalator of 2.0% will be subject to the Tenant and, without duplication, the operating subsidiary sublessees of the Tenant (the “Operating Subtenants”), collectively meeting an adjusted net revenue to rent ratio of 6.25:1.00 based on their net revenue from the leased properties subject to the Master Lease (as determined in accordance with U.S. GAAP, adjusted to exclude net revenue attributable to certain scheduled subleases and, at the Tenant’s option, reimbursed cost revenue). The first 2.0% fixed annual rent escalator went into effect on April 1, 2017, resulting in annual rent payments of $661.7 million for the second lease year. The percentage rent will initially be a fixed amount for approximately the first six years and will then be adjusted every five years based on the average actual annual net revenues of the Tenant and, without duplication, the Operating Subtenants, from the leased properties subject to the Master Lease at such time for the trailing five calendar-year period (calculated by multiplying the average annual net revenues, excluding net revenue attributable to certain scheduled subleases and, at the Tenant’s option, reimbursed cost revenue, for the trailing five calendar-year period by 1.4%).

Rental revenues from the Master Lease for the three and nine months ended September 30, 2017 were $163.2 million and $489.5 million, respectively. The Company also recognized revenue related to the reimbursement of property taxes paid by the Tenant of $19.0 million and $60.1 million for the three and nine months ended September 30, 2017, respectively.

Under the Master Lease, remaining noncancelable minimum rental payments as of September 30, 2017 are as follows:

Year ending December 31,	(in thousands)
2017	$165,425
2018	670,651
2019	682,764
2020	695,119
2021	707,721
2022	662,137
Thereafter	2,099,134

$5,682,951

NOTE 5 — LEASES

Master Lease. Pursuant to the Master Lease, the Tenant has leased the Company’s real estate properties from the Landlord. The Master Lease is accounted for as an operating lease and has an initial lease term of ten years with the potential to extend the term for four additional five-year terms thereafter at the option of the Tenant. The Master Lease provides that any extension of its term must apply to all of the real estate under the Master Lease at the time of the extension. The Master Lease has a triple-net structure, which requires the Tenant to pay substantially all costs associated with the lease, including real estate taxes, insurance, utilities and routine maintenance, in addition to the base rent. Additionally, the Master Lease provides MGP with a right of first offer with respect to MGM National Harbor in Maryland and MGM’s development property located in Springfield, Massachusetts (the “ROFO Properties”), which MGP may exercise should MGM elect to sell these properties in the future.

As of December 31, 2016, the annual rent payments under the Master Lease were $650 million. Rent under the Master Lease consists of a “base rent” component and a “percentage rent” component. For the first year, the base rent represents 90% of the initial total rent payments due under the Master Lease, or $585 million, and the percentage rent represents 10% of the initial total rent payments due under the Master Lease, or $65 million. The base rent includes a fixed annual rent escalator of 2.0% for the second through the sixth lease years (as defined in the Master Lease). Thereafter, the annual escalator of 2.0% will be subject to the Tenant and, without duplication, the operating subsidiary sublessees of the Tenant (the “Operating Subtenants”), collectively meeting an adjusted net revenue to rent ratio of 6.25:1.00 based on their net revenue from the leased properties subject to the Master Lease (as determined in accordance with U.S. GAAP, adjusted to exclude net revenue attributable to certain scheduled subleases and, at the Tenant’s option, reimbursed cost revenue). The percentage rent will initially be a fixed amount for approximately the first six years and will then be adjusted every five years based on the average actual annual net revenues of the Tenant and, without duplication, the Operating Subtenants, from the leased properties subject to the Master Lease at such time for the trailing five calendar-year period (calculated by multiplying the average annual net revenues, excluding net revenue attributable to certain scheduled subleases and, at the Tenant’s option, reimbursed cost revenue, for the trailing five calendar-year period by 1.4%).

Rental revenues from the Master Lease for the year ended December 31, 2016 were $419.2 million. Rental revenues from the Master Lease for the year ended December 31, 2016 represents activity from the IPO Date through December 31, 2016. The Company also recognized revenue related to tenant reimbursements and other of $48.3 million for the year ended December 31, 2016.

Under the Master Lease, future noncancelable minimum rental payments are as follows:

Year ending December 31,	(in thousands)
2017	$658,775
2018	670,651
2019	682,764
2020	695,119
2021	707,721
Thereafter	2,761,271